PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
PREFERRED STOCK

13. PREFERRED STOCK

On January 25, 2011, the Company filed an amendment to its Nevada Certificate of Designation to create Series B Preferred Stock, with a par value of $0.001 and 10,000,000 shares authorized.

On July 1, 2015, the Company’s Board of Directors authorized the creation of shares of Series B Voting Preferred Stock and on July 27, 2015 a Certificate of Designation was filed with the Nevada Secretary of State. The holder of the shares of the Series B Voting Preferred Stock has the right to vote those shares of the Series B Voting Preferred Stock regarding any matter or action that is required to be submitted to the shareholders of the Company for approval. The vote of each share of the Series B Voting Preferred Stock is equal to and counted as 4 times the votes of all of the shares of the Company’s (i) common stock, and (ii) other voting preferred stock issued and outstanding on the date of each and every vote or consent of the shareholders of the Company regarding each and every matter submitted to the shareholders of the Company for approval.

On November 9, 2018, Mike Schatz returned 250 Preferred Series B Control Shares, valued at par value, pursuant to his new employee agreement dated November 1, 2018.

On November 9, 2018, Robert Stillwaugh returned 250 Preferred Series B Control Shares, valued at par value, pursuant to his new employee agreement dated November 1, 2018.

On November 9, 2018, newly appointed President, Richard Hylen was issued 500 Preferred Series B Control Shares, pursuant to his employee agreement dated November 1, 2018.

On January 20, 2021, newly appointed President, Jef Lewis and Satel’s President Richard Hylen were each issued 500 Preferred Series B Control Shares each, pursuant to their employee agreements dated January 1, 2021. The Company determined the Control shares have a value of $785,230 which was recorded as stock based compensation on the statement of operations and an offsetting entry to additional paid in capital.

On June 11, 2021, the Company filed a Certificate of Amendment with the Florida Secretary of State to decrease the number of authorized Preferred Series B from 10,000 to 5,000 with a par value of $0.0001.

As of March 31, 2022, 5,000 Series B Preferred shares were authorized, of which 1,500 shares were issued and outstanding.

12. PREFERRED STOCK

On January 25, 2011, the Company filed an amendment to its Nevada Certificate of Designation to create Series B Preferred Stock, with a par value of $0.001 and 10,000,000 shares authorized.

On July 1, 2015, the Company’s Board of Directors authorized the creation of shares of Series B Voting Preferred Stock and on July 27, 2015 a Certificate of Designation was filed with the Nevada Secretary of State. The holder of the shares of the Series B Voting Preferred Stock has the right to vote those shares of the Series B Voting Preferred Stock regarding any matter or action that is required to be submitted to the shareholders of the Company for approval. The vote of each share of the Series B Voting Preferred Stock is equal to and counted as 4 times the votes of all of the shares of the Company’s (i) common stock, and (ii) other voting preferred stock issued and outstanding on the date of each and every vote or consent of the shareholders of the Company regarding each and every matter submitted to the shareholders of the Company for approval.

On November 9, 2018, Mike Schatz returned 250 Preferred Series B Control Shares, valued at par value, pursuant to his new employee agreement dated November 1, 2018.

On November 9, 2018, Robert Stillwaugh returned 250 Preferred Series B Control Shares, valued at par value, pursuant to his new employee agreement dated November 1, 2018.

On November 9, 2018, newly appointed President, Richard Hylen was issued 500 Preferred Series B Control Shares, pursuant to his employee agreement dated November 1, 2018.

On January 20, 2021, newly appointed President, Jef Lewis and Satel’s President Richard Hylen were each issued 500 Preferred Series B Control Shares each, pursuant to their employee agreements dated January 1, 2021. The Company determined the Control shares have a value of $785,230 which was recorded as stock based compensation on the statement of operations and an offsetting entry to additional paid in capital.

On June 11, 2021, the Company filed a Certificate of Amendment with the Florida Secretary of State to decrease the number of authorized Preferred Series B from 10,000 to 5,000 with a par value of $0.0001.

As of December 31, 2021, 5,000 Series B Preferred shares were authorized, of which 1,500 shares were issued and outstanding.